TCW ALTERNATIVE FUNDS

TCW/GARGOYLE DYNAMIC 500 MARKET-NEUTRAL FUND (THE “FUND”)

Supplement dated October 3, 2017 to the

Statutory Prospectus dated February 27, 2017

and Summary Prospectus dated February 28, 2017,

as last supplemented or amended

Effective immediately, the paragraph under the section entitled “Principal Investment Strategies” on page 18 of the Statutory Prospectus, and on page 1 of the Summary Prospectus, will be deleted in its entirety and replaced with the following to include references to SPX ETF:

Under normal market conditions, the Fund seeks to achieve its investment objective by gaining exposure to the S&P 500 Index (“SPX”) directly or indirectly through ETFs (the “Stock Portfolio”) and selling SPX, or SPX ETF, call options (the “Options Portfolio”). The Fund may implement the options-only equivalent of this strategy, thereby obviating the need to buy the SPX directly, or gain exposure by buying an SPX exchange-traded fund, for some or all of the Fund’s position.

Please retain this Supplement with your

Statutory Prospectus and Summary Prospectus for future reference.

TCW ALTERNATIVE FUNDS

TCW/GARGOYLE DYNAMIC 500 COLLAR FUND (THE “FUND”)

Supplement dated October 3, 2017 to the

Statutory Prospectus dated February 27, 2017

and Summary Prospectus dated February 28, 2017,

as last supplemented or amended

Effective immediately, the paragraph under the section entitled “Principal Investment Strategies” on page 15 of the Statutory Prospectus, and on page 1 of the Summary Prospectus, will be deleted in its entirety and replaced with the following to include references to SPX ETF:

Under normal market conditions, the Fund seeks to achieve its investment objective by gaining exposure to the S&P 500 Index (“SPX”) directly or indirectly through ETFs (the “Stock Portfolio”), buying SPX, or SPX ETF, put options intended to protect against a drop in the Stock Portfolio and selling shorter-dated SPX, or SPX ETF, call options to reduce the Adviser-forecasted cost of maintaining the put position (the “Options Portfolio”). The Fund may implement the options-only equivalent of this strategy, thereby obviating the need to buy the SPX directly, or gain exposure by buying an SPX exchange-traded fund, for some or all of the Fund’s position.

Please retain this Supplement with your

Statutory Prospectus and Summary Prospectus for future reference.